As filed with the Securities and Exchange Commission on December 31, 2001

Registration Nos.
33-88458
811-08946

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                 FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                              [_]
Post-Effective Amendment No. 15                          [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 53                                         [X]

                       (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive,
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices)(Zip Code)

                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and Address of Agent for Service)

                       Copies of all communications to:

         Diane N. Ledger                       Ruth Epstein, Esq.
  Pacific Life Insurance Company                    Dechert
         P.O. Box 9000                        1775 Eye Street, N.W.
   Newport Beach, CA 92658-9030            Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering______________________________


It is proposed that this filing will become effective (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [_] on ____________ pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_] on ____________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: interests in the Separate Account under Pacific One and Pacific One Select individual flexible premium deferred variable annuity contracts.

Filing Fee:  None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.                               Prospectus Heading

1.  Cover Page                         Cover Page

2.  Definitions                        TERMS USED IN THIS PROSPECTUS

3.  Synopsis                           AN OVERVIEW OF PACIFIC ONE and AN
                                       OVERVIEW OF PACIFIC ONE SELECT

4.  Condensed Financial Information    YOUR INVESTMENT OPTIONS--Variable
                                       Investment Option Performance;
                                       ADDITIONAL INFORMATION--Financial
                                       Statements; FINANCIAL HIGHLIGHTS

5.  General Description of Registrant,
    Depositor and Portfolio Companies  AN OVERVIEW OF PACIFIC ONE and AN
                                       OVERVIEW OF PACIFIC ONE SELECT; PACIFIC
                                       LIFE AND THE SEPARATE ACCOUNT--Pacific
                                       Life,--Separate Account A; YOUR
                                       INVESTMENT OPTIONS--Your Variable
                                       Investment Options; ADDITIONAL
                                       INFORMATION--Voting Rights

6.  Deductions and Expenses            AN OVERVIEW OF PACIFIC ONE and AN
                                       OVERVIEW OF PACIFIC ONE SELECT; HOW YOUR
                                       INVESTMENTS ARE INVESTED--Transfers;
                                       CHARGES, FEES AND DEDUCTIONS;
                                       WITHDRAWALS--Withdrawal Transaction
                                       Fees; ADDITIONAL INFORMATION--Sales
                                       Commissions

7.  General Description of
    Variable Annuity
    Contracts                          AN OVERVIEW OF PACIFIC ONE and AN
                                       OVERVIEW OF PACIFIC ONE SELECT;
                                       PURCHASING YOUR CONTRACT--How to Apply
                                       for your Contract; HOW YOUR INVESTMENTS
                                       ARE ALLOCATED; RETIREMENT BENEFITS AND
                                       OTHER PAYOUTS--Annuitization, Fixed and
                                       Variable Annuities,--Annuity Options,
                                       Your Annuity Payments,--Death Benefits;
                                       ADDITIONAL INFORMATION--Voting Rights,--
                                       Changes to Your Contract,--Changes to ALL
                                       Contracts,--Inquiries and Submitting
                                       Forms and Requests,--Timing of Payments
                                       and Transactions

8.  Annuity Period                     RETIREMENT BENEFITS AND OTHER PAYOUTS

9.  Death Benefit                      RETIREMENT BENEFITS AND OTHER PAYOUTS--
                                       Death Benefits; WITHDRAWALS--Death of
                                       Owner Distribution Rules

10. Purchases and Contract Value       AN OVERVIEW OF PACIFIC ONE and AN
                                       OVERVIEW OF PACIFIC ONE SELECT;
                                       PURCHASING YOUR CONTRACT; HOW YOUR
                                       INVESTMENTS ARE ALLOCATED; PACIFIC LIFE
                                       AND THE SEPARATE ACCOUNT--Pacific Life


11. Redemptions                        AN OVERVIEW OF PACIFIC ONE and AN
                                       OVERVIEW OF PACIFIC ONE SELECT; CHARGES,
                                       FEES AND DEDUCTIONS; WITHDRAWALS;
                                       ADDITIONAL INFORMATION--Timing of
                                       Payments and Transactions

12. Taxes                              CHARGES, FEES AND DEDUCTIONS--Premium
                                       Taxes; WITHDRAWALS--Optional
                                       Withdrawals,--Tax Consequences of
                                       Withdrawals; FEDERAL TAX STATUS

13. Legal Proceedings                  Not Applicable


14. Table of Contents of the
    Statement of Additional
    Information                        CONTENTS OF THE STATEMENT OF ADDITIONAL
                                       INFORMATION

PART B

Item No.                               Statement of Additional Information
                                       Heading

15. Cover Page                         Cover Page

16. Table of Contents                  TABLE OF CONTENTS

17. General Information and History    Not Applicable

18. Services                           Not Applicable

19. Purchase of Securities
    Being Offered                      THE CONTRACTS AND THE SEPARATE ACCOUNT--
                                       Calculating Subaccount Unit Values,--
                                       Systematic Transfer Programs

20. Underwriters                       DISTRIBUTION OF THE CONTRACTS--Pacific
                                       Select Distributors, Inc.

21. Calculation of Performance Data    PERFORMANCE

22. Annuity Payments                   THE CONTRACTS AND THE SEPARATE ACCOUNT--
                                       Variable Annuity Payment Amounts

23. Financial Statements               FINANCIAL STATEMENTS


PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                  Prospectus


(Included in Post-Effective Amendment No. 13 and 14 to the Registrant's Registration Statement on Form N-4B, file No. 033-88458, Accession Nos. 0001017062-01-500082 and 0000898430-01-503120 filed on April 25, 2001 and
October 25, 2001, respectively, and incorporated by reference herein.)

                      Statement of Additional Information


(Included in Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-4B, file No. 033-88458, Accession No. 0001017062-01-500082 filed on April 25, 2001, and incorporated by reference herein.)

               Supplement dated January 1, 2002 to Prospectus and
             Statement of Additional Information dated May 1, 2001
            for the Pacific One Select, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following:

                      ---------------------------------------------------------
The Fixed Option is    Subject to state approval, the Fixed Option will not be
not available.         available for new Contracts issued on or after January
                       14, 2002. All references to the Fixed Option in the Prospectus and Statement of Additional Information will not apply to such Contracts. Ask your registered representative for the current status in your state.

                       In states where approval has not yet been received, for Contracts issued on or after January 14, 2002, allocations of Purchase Payments or Contract Value to the Fixed Option will not be permitted. We will notify you when allocations to the Fixed Option may be made.

                      ---------------------------------------------------------
PURCHASING YOUR        The second paragraph of the sub-section Making Your
CONTRACT--Making       Initial Investment is replaced with the following:
Your Investments
("Purchase             You must obtain our consent before making an initial or
Payments") is          additional Investment that will bring your aggregate
amended.               Investments over $250,000.

                      ---------------------------------------------------------
RETIREMENT BENEFITS    The 3rd paragraph of Choosing Your Annuity Date
AND OTHER PAYOUTS      ("Annuity Start Date") is replaced with the following:
is amended.
                       Your Annuity Date cannot be earlier than your first
                       Contract Anniversary and must occur on or before a certain date. For Contracts issued before January 1, 2002, your Annuity Date cannot be later than the sole
                       Annuitant's 100th birthday. If your Contract has Joint
                       Annuitants, your Annuity Date cannot be later than the younger Annuitant's 100th birthday. Subject to state availability, for Contracts issued on or after January
                       1, 2002, your Annuity Date will be the sole or younger
                       Joint Annuitant's 95th birthday. Different requirements may apply in some states. However, to meet IRS minimum distribution rules, your required minimum distribution date may be earlier than your Annuity Date. If your Contract is a Qualified Contract, you may also be subject to additional restrictions. Adverse federal tax consequences may result if you choose an Annuity Date that is prior to an Annuitant's attained age 59 1/2.
                       See the FEDERAL TAX STATUS section in the Prospectus.

                      ---------------------------------------------------------
                       The 1st paragraph of the Default Annuity Date and Options is revised as follows:

                       If your Contract is issued before January 1, 2002, if you have a Non-Qualified Contract and you do not choose an Annuity Date when you submit your application, your Annuity Date will be your Annuitant's or your younger Annuitant's 100th birthday, whichever applies. Subject to state availability, if your Contract is issued on or after January 1, 2002, if you have a Non-Qualified Contract and you do not choose an Annuity Date when you submit your application, your Annuity Date will be your Annuitant's or your younger Annuitant's 95th birthday, whichever applies. Some states' laws may require a different Annuity Date. Certain Qualified Plans may require distribution to occur at an earlier age.

Part C:  OTHER INFORMATION

         Item 24.  Financial Statements and Exhibits
                   ---------------------------------

                   (a)  Financial Statements

                        Part A:  None

                        Part B:

                        (1) Registrant's Financial Statements

                        Audited Financial Statements dated as of December 31, 2000 which are incorporated by reference from the 2000 Annual Report include the following for Separate Account A:

                                Statements of Assets and Liabilities
                                Statements of Operations
                                Statements of Changes in Net Assets
                                Notes to Financial Statements

                        (2) Depositor's Financial Statements

                        Audited Consolidated Financial Statements dated as of December 31, 2000 and 1999, and for the three year period ending December 31, 2000 included in Part B include the following for Pacific Life:

                                Independent Auditors' Report
                                Consolidated Statements of Financial Condition Consolidated Statements of Operations Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                                Notes to Consolidated Financial Statements

                   (b)  Exhibits

                   1.   (a)  Resolution of the Board of Directors of the
                             Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A /1/

                        (b) Memorandum Establishing Two New Variable Accounts - Aggressive Equity and Emerging Markets
                             Portfolios /3/

                        (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws /5/

                   2.   Not applicable

                   3.   (a)  Distribution Agreement between Pacific Mutual Life
                             and Pacific Select Distributors, Inc., (PSD)/3/

                        (b) Form of Selling Agreement between Pacific Mutual Life, PSD and Various Broker-Dealers/1/

                   4.   (a)  (1) Form of Individual Flexible Premium Deferred
                                 Variable Annuity Contract/2/

                             (2) Form of Individual Flexible Premium Deferred
                                 Variable Annuity Contract Pacific One Select
                                 (Form No. 10-16700)


                        (b)  Qualified Plan Loan Endorsement/1/

                        (c)  Qualified Retirement Plan Rider (Form No. 20-14200)

                        (d)  403(b) Tax-Sheltered Annuity Rider (Form No.
                             20-15200)

                        (e)  Section 457 Plan Rider/1/

                        (f) Endorsement for 403(b) Texas Optional Retirement Program (ORP)/1/

                        (g) Individual Retirement Annuity Rider (Form No. 20-15400)

                        (h) Roth Individual Retirement Annuity Rider (Form No. 20-14000)

                        (i) SIMPLE Individual Retirement Annuity Rider (Form No. 20-15300)

                        (j) Enhanced Guaranteed Minimum Death Benefit Rider (Form No. 21-110299)/10/

                        (k)  Stepped-Up Death Benefit Rider
                             (Form No. 20-13500)/10/

                        (l)  Premier Death Benefit Rider (Form No. 20-13600)/10/

                        (m) Guaranteed Earnings Enhancement (GEE) Rider (Form No. 20-14900)/11/

                        (n) Form of Guaranteed Protection Advantage Rider (Form No. 20-16200)/13/

                   5.   (a)  (1) Variable Annuity Application (Form No.
                                 25-12310)/9/

                             (2) Variable Annuity Application (Form No.
                                 25-13100)/10/

                        (b)  Variable Annuity PAC APP/1/

                        (c)  Application/Confirmation Form/7/

                        (d) Form of Guaranteed Earnings Enhancement (GEE) Rider Request Application/11/

                        (e) Form of Guaranteed Protection Advantage Rider Request form (Form No.55-16600)/13/

                   6.   (a)  Pacific Life's Articles of Incorporation/5/

                        (b)  By-laws of Pacific Life/5/

                   7.   Not applicable

                   8.   (a)  Fund Participation Agreement/12/

                        (b) Addendum to Fund Participation Agreement (to add Strategic Value and Focused 30 Portfolios)/12/

                        (c) Addendum to Fund Participation Agreement (to add nine new Portfolios)/12/

                        (d) Form of Addendum to Fund Participation Agreement (to add the Equity Income and Research Portfolios)/13/

                   9. Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered./1/

                   10.  Independent Auditors' Consent/12/


                   11.  Not applicable

                   12.  Not applicable

                   13.  (1) Performance Calculations--Pacific One/12/

                        (2) Performance Calculations--Pacific One Select/12/

                   14.  Not applicable

                   15.  Powers of Attorney/7/

                   16.  Not applicable

--------------
/1/ Included in Registrant's Form N-4/A, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4/A, Accession No. 0000898430-95-002620 filed on December 13, 1995 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/B, Accession No. 0000898430-96-001094 filed on March 29, 1996 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, Accession No. 0001017062-97-000787 filed on April 30, 1997 and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/B, Accession No. 0001017062-98-000939 filed on April 29, 1998 and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, Accession No. 0001017062-99-000758 filed on April 29, 1999 and incorporated by reference herein.

/7/ Included in Registrant's Form N-4/B, Accession No. 0001017062-00-000581, filed on February 29, 2000 and incorporated by reference herein.

/8/ Included in Registrant's Form N-4/B, Accession No. 0001017062-00-000957, filed on April 21, 2000 and incorporated by reference herein.

/9/ Included in Registrant's Form N-4/B, Accession No. 0001017062-00-002448, filed on December 7, 2000 and Incorporated by reference herein.

/10/ Included in Registrant's Form N-4/A, Accession No. 0001017062-00-002578, filed on December 28, 2000 and Incorporated by reference herein.

/11/ Included in Registrant's Form N-4/A, Accession No. 0001017062-01-000457, filed on March 2, 2001, and unincorporated by reference herein.

/12/ Included in Registrant's Form N-4/B, Accession No. 0001017062-01-500082, filed on April 25, 2001, and incorporated by reference herein.

/13/ Included in Registrant's Form N-4/A, Accession No. 0000898430-01-503120, filed on October 25, 2001, and incorporated by reference herein.


         Item 25.  Directors and Officers of Pacific Life

                   Positions and Offices
Name and Address     with Pacific Life
Thomas C. Sutton    Director, Chairman of the Board, and Chief Executive Officer

Glenn S. Schafer    Director and President

Khanh T. Tran       Director, Executive Vice President and Chief Financial
                    Officer

David R. Carmichael Director, Senior Vice President and General Counsel

Audrey L. Milfs     Director, Vice President and Corporate Secretary

Edward R. Byrd      Vice President and Controller

Brian D. Klemens    Vice President and Treasurer

Gerald W. Robinson  Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                  PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                    LEGAL STRUCTURE

          Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc., and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC owns PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation) and has a non-managing membership interest in Allianz-PacLife Partners LLC ( a Delaware Limited Liability Company), Pacific Financial Products, Inc. and Allianz-PacLife Partners LLC own the Class E units of PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc. along with its subsidiary Associated Securities Corporation; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          (1) Pacific One--Approximately

          5,768 Qualified

          11,801 Non-Qualified

          (2) Pacific One Select--Approximately

          965 Qualified

          1,973 Non-Qualified

Item 28.  Indemnification

          (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

              Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

              PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

          (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

              Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

         Item 29.  Principal Underwriters

                   (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B, Pacific Life and Annuity Pacific Select Exec Separate Account, Pacific Life and Annuity Separate Account A, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, and Pacific Select Fund.

                   (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

                   (c) PSD retains no compensation or net discounts or commissions from the Registrant.

         Item 30.  Location of Accounts and Records

                        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California
                        92660.

         Item 31.  Management Services

                   Not applicable

         Item 32.  Undertakings

                   The registrant hereby undertakes:

                   (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

                   (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

                   (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         Additional Representations

                   (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

                   (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of paragraphs(a) - (d) of the Rule have been complied with.

                   (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 31st day of December, 2001.


                              SEPARATE ACCOUNT A
                                   (Registrant)
                              By:  PACIFIC LIFE INSURANCE COMPANY

                              By:  __________________________________________
                                   Thomas C. Sutton*
                                   Chairman and Chief Executive Officer

                              By:  PACIFIC LIFE INSURANCE COMPANY
                                   (Depositor)

                              By:  __________________________________________
                                   Thomas C. Sutton*
                                   Chairman and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



Signature                               Title                      Date

____________________      Director, Chairman of the Board     December 31, 2001
Thomas C. Sutton*         and Chief Executive Officer

____________________      Director and President              December 31, 2001
Glenn S. Schafer*

____________________      Director, Executive Vice President  December 31, 2001
Khanh T. Tran*            and Chief Financial Officer

____________________      Director, Senior Vice President     December 31, 2001
David R. Carmichael*      and General Counsel

____________________      Director, Vice President and        December 31, 2001
Audrey L. Milfs*          Corporate Secretary

____________________      Vice President and Controller       December 31, 2001
Edward R. Byrd*

____________________      Vice President and Treasurer        December 31, 2001
Brian D. Klemens*

____________________      Executive Vice President            December 31, 2001
Gerald W. Robinson*

      /s/ David R. Carmichael
*By:  ____________________________                            December 31, 2001
      David R. Carmichael
      as attorney-in-fact


(Powers of Attorney are contained in Post-Effective Amendment No. 6 of the Registration Statement filed on February 29, 2000 on Form N-4 for Separate Account A, File No. 33-88458, Accession No. 0001017062-00-000581, as Exhibit 15.)